Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
Schedule of Other Liabilities
The carrying amount of Other Liabilities for the years ended December 31, 2022 and 2021 is as follows:

	December 31, 2022	December 31, 2021
	(in thousands)
General trade and overhead liabilities*	$530,204	$459,814
Personnel related liabilities	395,862	413,185
Operating lease liabilities	43,657	49,949
Facility related liabilities	16,896	12,055
Other liabilities	12,852	7,204
Restructuring liabilities	5,512	7,377
Short term government grants	42	45
	$1,005,025	$949,629

*includes amounts due to third parties in respect of accrued reimbursable investigator expenses of $406.3 million at December 31, 2022 and $323.6 million at December 31, 2021.